UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Level Global Investors, L.P.
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Address:   537 Steamboat Road
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           Greenwich, Connecticut  06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-10737
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Jaffe
           --------------------------------------------------
Title:     Chief Operating Officer
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Phone:     203-863-5808
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Adam Jaffe             Greenwich, Connecticut          05/14/04
       ------------------------   ------------------------------  ----------




Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





Report Summary:

Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        55
                                               -------------

Form 13F Information Table Value Total:        $ 387,943
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE

                               TITLE                                                                          VOTING AUTHORITY
NAME OF                         OF                       VALUE    SHRS OR   SH/ PUT   INVESTMENT  OTHER
ISSUER                         CLASS         CUSIP     (X $1000)  PRN AMT   PRN CALL  DISCRETION MANAGERS    SOLE    SHARED   NONE

ACCENTURE LTD BERMUDA            CL A      G1150G111    11,780    475,000   SH          Sole                475,000
ALLMERICA FINL CORP             COMMON     019754100     5,183    150,000   SH          Sole                150,000
ALLSTATE STK (NYS)              COMMON     020002101     6,819    150,000   SH          Sole                150,000
AMERICAN HOME MTG INVT CORP     COMMON     02660R108     2,880    100,000   SH          Sole                100,000
BEARINGPOINT INC                COMMON     074002106     3,752    350,000   SH          Sole                350,000
BISYS GROUP INC                 COMMON     055472104     7,961    475,000   SH          Sole                475,000
BLOCKBUSTER INC                  CL A      093679108     5,250    300,000   SH          Sole                300,000
CIRCUIT CITY STORE INC          COMMON     172737108     2,260    200,000   SH          Sole                200,000
CISCO SYS INC                   COMMON     17275R102     5,893    250,000   SH          Sole                250,000
CIT GROUP INC                   COMMON     125581108    15,220    400,000   SH          Sole                400,000
COMMERCIAL CAP BANCORP INC      COMMON     20162L105     1,490     65,000   SH          Sole                 65,000
COOPER CAMERON CORP             COMMON     216640102     3,304     75,000   SH          Sole                 75,000
COOPER CAMERON CORP.            COMMON     216640902        70    100,000   SH  Call    Sole                100,000
CSG SYS INTL INC                COMMON     126349109        40    200,000   SH  Call    Sole                200,000
DIGITAS INC                     COMMON     25388K104     9,572    930,200   SH          Sole                930,200
DORAL FINL CORP                 COMMON     25811P100    16,403    466,000   SH          Sole                466,000
DOUBLECLICK INC                 COMMON     258609304    22,500  2,000,000   SH          Sole              2,000,000
ENTERASYS NETWORKS INC          COMMON     293637104     1,012    400,000   SH          Sole                400,000
FALCON FINL INV TR              COMMON     306032103     6,019    650,000   SH          Sole                650,000
FEDERAL AGRIC MTG CORP           CL A      313148306    10,484    400,000   SH          Sole                400,000
FEDERATED INVS INC PA            CL B      314211103     9,429    300,000   SH          Sole                300,000
FIRST DATA CORP                 COMMON     319963104     2,108     50,000   SH          Sole                 50,000
FOX ENTNMT GROUP INC             CL A      35138T107     2,033     75,000   SH          Sole                 75,000
FRONTLINE LTD                     ORD      G3682E127     3,606    125,000   SH          Sole                125,000
GENERAL MARITIME CORP             SHS      Y2692M103     9,431    375,000   SH          Sole                375,000
INTEGRATED DEVICE TECHNOLOGY    COMMON     458118106     3,375    225,000   SH          Sole                225,000
JUNIPER NETWORKS INC            COMMON     48203R104     9,107    350,000   SH          Sole                350,000
KMART HLDG CORPORATION          COMMON     498780105     6,222    150,000   SH          Sole                150,000
LIBERTY MEDIA CORP NEW         COM SER A   530718105     2,190    200,000   SH          Sole                200,000
MBNA CORP                       COMMON     55262L100     6,908    250,000   SH          Sole                250,000
MCG CAPITAL CORP                COMMON     58047P107     5,348    265,000   SH          Sole                265,000
MERRILL LYNCH & CO INC          COMMON     590188108     8,934    150,000   SH          Sole                150,000
MGIC INVT CORP WIS              COMMON     552848103     6,423    100,000   SH          Sole                100,000
MOTOROLA INC                    COMMON     620076109    14,080    800,000   SH          Sole                800,000
NETWORKS ASSOCS INC             COMMON     640938106    24,300  1,350,000   SH          Sole              1,350,000
NEXSTAR BROADCASTING GROUP I     CL A      65336K103     4,558    389,900   SH          Sole                389,900
NOVATEL WIRELESS INC            COM NEW    66987M604     1,613     75,000   SH          Sole                 75,000
NOVELL INC                      COMMON     670006105     1,992    175,000   SH          Sole                175,000
ORACLE CORP                     COMMON     68389X105     6,600    550,000   SH          Sole                550,000
PEOPLES BK BRIDGEPORT CONN      COMMON     710198102     2,906     62,500   SH          Sole                 62,500
QUALCOMM INC                    COMMON     747525103    24,859    375,000   SH          Sole                375,000
SABRE HLDGS CORP                 CL A      785905100     1,241     50,000   SH          Sole                 50,000
SAXON CAPITAL INC               COMMON     80556P302     1,420     50,000   SH          Sole                 50,000
SIERRA WIRELESS INC             COMMON     826516106     8,210    225,000   SH          Sole                225,000
SINA CORP                         ORD      G81477104     1,892     50,000   SH          Sole                 50,000
SOVEREIGN BANCORP INC           COMMON     845905108     2,142    100,000   SH          Sole                100,000
ST JOE CO                       COMMON     790148100    29,297    720,000   SH          Sole                720,000
STAKTEK HLDNGS INC              COMMON     85256P106     2,756    225,000   SH          Sole                225,000
TELESYSTEM INTL WIRELESS INC    COM NEW    879946606     4,548    400,000   SH          Sole                400,000
TIME WARNER INC                 COMMON     887317105     8,430    500,000   SH          Sole                500,000
UNITEDGLOBALCOM                  CL A      913247508    15,409  1,815,000   SH          Sole              1,815,000
US BANCORP DEL                  COM NEW    902973304     6,221    225,000   SH          Sole                225,000
WASHINGTON MUT INC              COMMON     939322103        31    400,000   SH  Call    Sole                400,000
WESTCORP INC                    COMMON     957907108     7,712    175,000   SH          Sole                175,000
XILINX INC                      COMMON     983919101     4,720    125,000   SH          Sole                125,000

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